BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
a. Basis of Measurement and Statement of Compliance
The consolidated financial statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"). Except for the changes described in Note 3, these accounting policies have been applied consistently for all periods presented in these consolidated financial statements.
Certain insignificant comparative amounts have been reclassified to conform to the presentation adopted in the current year.
These consolidated financial statements were authorized for issue by Pembina's Board of Directors on February 25, 2021.
b. Functional and Presentation Currency
The consolidated financial statements are presented in Canadian dollars. All financial information presented in Canadian dollars has been disclosed in millions, except where noted. The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in other comprehensive income.
c. Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on the facts and circumstances and estimates at the date of the Consolidated Financial Statements and affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Ongoing Impact of the COVID-19 Pandemic
Following the World Health Organization declaring the COVID-19 outbreak to be a pandemic, many governments have imposed restrictions on individuals and businesses, resulting in a significant slowdown of the global economy. While these restrictions have been relaxed in certain jurisdictions, a resurgence of COVID-19 cases (including cases resulting from variants of the COVID-19 virus) in certain geographic areas and the risk that this could occur in other areas has caused governments in certain jurisdictions to sustain and, in some cases, re-impose restrictions. In addition, while vaccines are beginning to be distributed, there is ongoing uncertainty as to the timing, level of adoption, duration of efficacy and overall effectiveness of the vaccine, including against variants of the COVID-19 virus. As a result, there remains significant uncertainty as to the extent and duration of the global economic slowdown. This uncertainty has created volatility in asset and commodity prices, currency exchange rates and a marked decline in long-term interest rates. In addition, the resulting decrease in demand for crude oil has resulted in a decline in global crude oil prices. Management applied judgment and will continue to assess the situation in determining the impact of the significant uncertainties created by these events and conditions on the carrying amounts of assets and liabilities in the Consolidated Financial Statements.
The following judgment and estimation uncertainties are those management considers material to the Consolidated Financial Statements:
Judgments
(i) Business Combinations
Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make judgments about future possible events. The assumptions with respect to lease identification, classification and measurement, the fair value of property plant and equipment, intangible assets, decommissioning provisions and contract liabilities acquired, as well as the determination of deferred taxes, generally require the most judgment.
(ii) Depreciation and Amortization
Depreciation and amortization of property, plant and equipment and intangible assets are based on management's judgment of the most appropriate method to reflect the pattern of an asset's future economic benefit expected to be consumed by Pembina. Among other factors, these judgments are based on industry standards and historical experience.
(iii) Impairment
Assessment of impairment of non-financial assets is based on management's judgment of whether or not events or changes in circumstances indicate that the carrying value of an asset, investment, cash generating unit ("CGU") or group of CGUs exceeds its recoverable amount. The determination of a CGU is based on management's judgment and is an assessment of the smallest group of assets that generate cash inflows independently of other assets. In addition, management applies judgment to assign goodwill acquired as part of a business combination to the CGU or group of CGUs that is expected to benefit from the synergies of the business combination for purposes of impairment testing. When an impairment test is performed, the carrying value of a CGU or group of CGUs is compared to its recoverable amount, defined as the greater of fair value less costs of disposal and value in use. As such, the asset composition of a CGU or group of CGUs directly impacts both the carrying value and recoverability of the assets included therein.
(iv) Assessment of Joint Control Over Joint Arrangements
The determination of joint control requires judgment about the influence Pembina has over the financial and operating decisions of an arrangement and the extent of the benefits it obtains based on the facts and circumstances of the arrangement during the reporting period. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
(v) Pattern of Revenue Recognition
The pattern of revenue recognition is impacted by management's judgments as to the nature of Pembina's performance obligations, the amount of consideration allocated to performance obligations that are not sold on a stand-alone basis, the valuation of material rights and the timing of when those performance obligations have been satisfied.
(vi) Leases
Management applies judgment to determine whether a contract is, or contains, a lease from both a lessee and lessor perspective. This assessment is based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Key judgments include whether a contract identifies an asset (or portion of an asset), whether the lessee obtains substantially all the economic benefits of the asset over the contract term and whether the lessee has the right to direct the asset's use. Judgment is also applied in determining the rate used to discount the lease payments.
Estimates
(i) Business Combinations
Estimates of future cash flows, forecast prices, interest rates, discount rates, cost, market values and useful lives are made in determining the fair value of assets acquired and liabilities assumed. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities, intangible assets, goodwill and deferred taxes in the purchase price equation. Future earnings can be affected as a result of changes in future depreciation and amortization, asset or goodwill impairment.
(ii) Provisions and Contingencies
Management uses judgment in determining the likelihood of realization of contingent assets and liabilities to determine the outcome of contingencies. Provisions recognized are based on management's best estimate of the timing, scope and amount of expected future cash outflows to settle the obligation.
Based on the long-term nature of the decommissioning provision, the most significant uncertainties in estimating the provision are the determination of whether a present obligation exists, the discount and inflation rates used, the costs that will be incurred and the timing of when these costs will occur.
(iii) Deferred Taxes
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed. Deferred income tax assets are recognized to the extent that it is probable that the deductible temporary differences will be recoverable in future periods. The assessment of future recoverability involves significant estimates to be made by management.
(iv) Depreciation and Amortization
Estimated useful lives of property, plant and equipment and intangible assets are based on management's assumptions and estimates of the physical useful lives of the assets, the economic lives, which may be associated with the reserve lives and commodity type of the production area, in addition to the estimated residual value.
(v) Impairment of Non-Financial Assets
In determining the recoverable amount of a CGU, a group of CGUs or an individual asset, management uses its best estimates of future cash flows, and assesses discount rates to reflect management's best estimate of a rate that reflects a current market assessment of the time value of money and the specific risks associated with the underlying assets and cash flows.
(vi) Impairment of Financial Assets
The measurement of financial assets carried at amortized cost includes management's estimates regarding the expected credit losses that will be realized on these financial assets.
(vii) Revenue from Contracts with Customers
In estimating the contract value, management makes assessments as to whether variable consideration is constrained or not reasonably estimable, such that an amount or portion of an amount cannot be included in the estimate of the contract value. Management's estimates of the likelihood of a customer's ability to use outstanding make-up rights may impact the timing of revenue recognition. In addition, in determining the amount of consideration to be allocated to performance obligations that are not sold on a stand-alone basis, management estimates the stand-alone selling price of each performance obligation under the contract, taking into consideration the location and volume of goods or services being provided, the market environment, and customer specific considerations.
(viii) Fair Value of Financial Instruments
For Level 2 valued financial instruments, management makes assumptions and estimates value based on observable inputs such as quoted forward prices, time value and volatility factors. For Level 3 valued financial instruments, management uses estimates of financial forecasts, expected cash flows and risk adjusted discount rates to measure fair value.
(ix) Employee Benefit Obligations
An actuarial valuation is prepared to measure Pembina's net employee benefit obligations using management's best estimates with respect to longevity, discount and inflation rates, compensation increases, market returns on plan assets, retirement and termination rates.
(x) Leases
In measuring its lease liabilities, management makes assessments of the stand-alone selling prices of each lease and non-lease component for the purposes of allocating consideration to each component. Management applies its best estimate with respect to the likelihood of renewal, extension and termination option exercise in determining the lease term.